Segments of Operations	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segments of Operations	Segments of Operations
GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business sells traditional fixed and indexed annuities in the retail, financial institutions, broker-dealer and registered investment advisor markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2020	2019	2018
Assets
Annuity	$47,886	$45,217	$40,115
Run-off life	685	676	686
Total assets	$48,571	$45,893	$40,801

Revenues
Annuity:
Net investment income	$1,699	$1,792	$1,638
Other income	97	108	108
Total annuity	1,796	1,900	1,746
Run-off life	47	49	50
Total revenues before realized gains (losses)	1,843	1,949	1,796
Realized gains (losses) on securities	365	132	(105)
Total revenues	$2,208	$2,081	$1,691

Earnings Before Income Taxes
Annuity	$170	$363	$363
Run-off life	(6)	2	(2)
Total earnings before realized gains (losses) and income taxes	164	365	361
Realized gains (losses) on securities	365	132	(105)
Total earnings before income taxes	$529	$497	$256